CONSOLIDATED STATEMENTS OF CASH FLOW - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018		Dec. 31, 2017
OPERATING
Net income (loss) and comprehensive income (loss)	$ (559.3)	[1]	$ (683.8)
Non-cash items
Depletion, depreciation, amortization and accretion	169.3		219.0
Impairment	91.0		634.4
Deferred income tax (recovery) expense	342.2		(223.8)
Unrealized foreign exchange (gain) loss	14.9		(51.4)
Change in fair value of commodity risk management contracts	(35.6)		(14.2)
Share based compensation	4.8		4.9
(Gain) loss on disposition of properties	1.0		62.6
Onerous lease contracts	3.6		26.5
Other items	3.6		0.9
Onerous office lease payments	(4.9)		0.0
Loss on extinguishment of debt	0.0	[1]	56.7
Foreign exchange derivative settlements	0.0		37.6
Interest and financing charges	49.8		70.7
Expenditures on remediation	(23.2)		(15.9)
Change in non-cash operating working capital	(25.5)		18.2
Cash flow from operating activities	31.7		142.4
FINANCING
Long term debt (repayment)	64.5		(937.2)
Convertible debentures repayment	0.0		(126.6)
Foreign exchange derivative settlements	0.0		(37.6)
Interest and financing charges paid	(55.9)		(100.8)
Cash flow from financing activities	8.6		(1,202.2)
INVESTING
Capital expenditures	(65.4)		(117.9)
Property acquisitions	(0.2)		(0.1)
Proceeds on property dispositions	23.0		910.2
Withdrawals from/(contributions to) remediation trust fund	12.3		(10.5)
Change in non-cash investing working capital	(10.5)		(7.5)
Cash flow from investing activities	(40.8)		774.2
CHANGE IN CASH AND CASH EQUIVALENTS	(0.5)		(285.6)
CASH AND CASH EQUIVALENTS AT BEGINNING OF YEAR	1.1		286.7
CASH AND CASH EQUIVALENTS AT END OF YEAR	$ 0.6		$ 1.1

[1]	{F|ahBzfndlYmZpbGluZ3MtaHJkcmoLEgZYTUxEb2MiXlhCUkxEb2NHZW5JbmZvOjJmY2RlZjAzOGRkOTRlOWE5NjlkYTc5MWVjNWQ3ZWRhfFRleHRTZWxlY3Rpb246RTdGNjdEMTk4QzhCMzA5MTVCODczRkVEMTY1NDc4ODkM}